Marketable Securities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of period	$ 83,575	$ 177,945
Increase in fair value	43,407	5,756
Disposals during the year		(100,126)
Fair value and carrying value at balance sheet date	$ 126,982	$ 83,575